ORGANIZATION, BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
ORGANIZATION, BUSINESS AND BASIS OF PRESENTATION
ORGANIZATION, BUSINESS AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION, BUSINESS AND BASIS OF PRESENTATION

Quoin Pharmaceuticals Ltd.  (“Quoin Ltd.”or the “Company”), formerly known as Cellect Biotechnology Ltd. (“Cellect”), is the holding company for Quoin Pharmaceuticals, Inc., a Delaware corporation (“Quoin Inc.”).  On October 28, 2021, Cellect completed the business combination with Quoin Inc., in accordance with the terms of the Agreement and Plan of Merger and Reorganization, dated as of March 24, 2021 (the “Merger Agreement”), by and among Cellect, Quoin Inc. and CellMSC, Inc., a Delaware corporation and wholly-owned subsidiary of Cellect (“Merger Sub”), pursuant to which Merger Sub merged with and into Quoin Inc., with Quoin Inc. surviving as a wholly-owned subsidiary of Cellect (the “Merger”). Immediately after completion of the Merger, Cellect changed its name to “Quoin Pharmaceuticals Ltd.”  The Company has accounted for the transaction as a reverse recapitalization with Quoin Inc. as the accounting acquirer.  Because Quoin Inc. is the accounting acquirer, its historical financial statements became the Company’s historical financial statements and such assets and liabilities continued to be recorded at their historical carrying values. The impact of the recapitalization has been retroactively applied to all periods presented.  All equity related disclosures are presented in American Depositary Shares (“ADSs”), unless the context indicates otherwise. One ADS represents 400 ordinary shares of the Company.

Quoin Inc. was incorporated in Delaware on March 5, 2018. Quoin Inc. is a specialty pharmaceutical company focused on developing and commercializing therapeutic products that treat rare and orphan diseases. The first lead product is QRX003, a once daily, topical lotion comprised of a broad-spectrum serine protease inhibitor, formulated with the proprietary Invisicare® technology, to treat Netherton Syndrome (NS). In addition, the Company. intends to pursue the clinical development of QRX003 in additional rare dermatological diseases, including Peeling Skin Syndrome, SAM Syndrome and Palmoplantar Keratoderma.

To date, no products have been commercialized and revenue has not been generated. The majority of the operating expenses since inception have been associated with completing due diligence on various technologies, asset technology acquisitions, negotiating and finalizing potential funding agreements, costs related to the Merger and building the pipeline of preclinical product candidates. The founders of Quoin Inc. funded all related expenditures through September 2020.

On October 28, 2021, Cellect sold the entire share capital of its subsidiary, Cellect Biotherapeutics Ltd., which essentially included all of Cellect’s then existing net assets, to EnCellX Inc. (“EnCellX”), a newly formed U.S. privately held company based in San Diego, CA (the “Share Transfer”), pursuant to an Amended and Restated Share Transfer Agreement. Quoin Ltd. has no interests in EnCellX subsequent to the closing of the Merger. See Note 12.

On October 28, 2021, the Company completed the private placement transaction with an investor (the Investor”) for an aggregate purchase price of approximately $17.0 million (comprised of the set off of approximately $5 million of senior secured notes issued in connection with the bridge loan that the Investor previously made to Quoin Inc. and approximately $12 million in cash from the Investor (the “Primary Financing”). See Note 5 .

Immediately after the closing of the Merger, there were approximately 8,386,627 ADSs issued and outstanding. The former holders of common stock of Quoin Inc. (including shares delivered to the Investor and the escrow account for the Investor) owned, in the aggregate, approximately 88% of the ordinary shares, with Cellect’s shareholders immediately prior to the Merger owning approximately 12% of ordinary shares.